Details of Significant Accounts - Operating Revenue - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Sandoz AG
Disclosure Of Defined Benefit Plans [Line Items]
Non-refundable upfront payments received				$ 100
Aggregate milestone payments related to the Europe submission received	$ 2,275	$ 2,275	$ 2,275
TTY Biopharm Company Limited
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of net product sales used as base of royalty payments					12.00%
Authorization Collaboration And Development Contract
Disclosure Of Defined Benefit Plans [Line Items]
Transaction price allocated to unsatisfied contracts					$ 37,716	$ 1,232
Authorization Collaboration And Development Contract | Next Three Years
Disclosure Of Defined Benefit Plans [Line Items]
Transaction price allocated to unsatisfied contracts					$ 37,716	$ 1,232